Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
Legal Proceedings
From time to time we are a party, as plaintiff or defendant, to lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the construction or operation of our drilling units, in the ordinary course of business or in connection with our acquisition or disposal activities.  We believe that the resolution of such claims will not have a material impact, individually or in the aggregate, on our operations or financial condition. Our best estimate of the outcome of the various disputes has been reflected in our Consolidated Financial Statements as at December 31, 2019.
Seabras Sapura joint venture
The Sapura Esmeralda operates under a Brazilian flag. The right to operate under such Brazilian flag is being challenged in the Brazilian courts. An adverse decision in the Brazilian courts could affect the operations of the Sapura Esmeralda and potentially impact its commercial agreements and related financing. Due to the backlog of cases we estimate a decision within approximately 3 years.
Dalian Newbuilds
As at December 31, 2019, all eight of the newbuilding contracts with Dalian had been terminated by both parties. Accordingly, the Seadrill contracting entities had no contractual obligation to take delivery of the rigs.
In January 2019, Dalian appointed an administrator to restructure its liabilities. In March 2019, the Seadrill contracting parties commenced arbitration proceedings in London for all eight rigs and will claim for the return of the paid installments plus interest and further damages for losses.
The Seadrill contracting parties have filed their claims against Dalian in the Dalian insolvency and the insolvency administrator is currently considering whether to accept or reject the claims in the insolvency. The arbitrations are currently not being progressed by agreement of the parties, pending the insolvency administrator's decision whether to accept or reject the Seadrill contracting parties' claims. Dalian has stated that it has claims for damages in respect of each of the rigs, but it has not quantified those damages. The administrator has submitted a draft reorganization plan to the insolvency court which has stated that it will convene a creditor’s meeting 30 days from when it receives the same for a vote on the draft plan. The contracts are all with limited liability subsidiaries of Seadrill. There are no parent company guarantees. As at 31 March 2020, the date of the creditor’s meeting remains unconfirmed.
Nigerian Cabotage Act litigation
Seadrill Mobile Units Nigeria Ltd (“SMUNL”) commenced proceedings in May 2016 against the Honourable Minister for Transportation, the Attorney General of the Federation and the Nigerian Maritime Administration and Safety Agency with respect to interpretation of the Coastal and Inland Shipping (Cabotage) Act 2003 (the “Act”). On June 28 2019, the Federal High Court of Nigeria delivered a judgement finding that: (1) Drilling operations fall within the definition of “Coastal Trade” or “Cabotage” under the Act and (2) Drilling Rigs fall within the definition of "Vessels" under the Act. The impact of this decision is that the Nigerian Maritime Administration and Safety Agency (“NIMASA”) may impose a 2% surcharge on contract revenue from offshore drilling operations in Nigeria as well as requiring SMUNL register for Cabotage with NIMASA and pay all fees and tariffs as may be published in the guidelines that may be issued by the Minister of Transportation in accordance with the Act. However, on 22 July, 2019, SMUNL filed an appeal to the Court of Appeal challenging the decision of the Federal High Court. Due to the volume of cases currently being handled by the Court of Appeal sitting in Lagos we anticipate a decision within 3-5 years.
Although we intend to strongly pursue this appeal, we cannot predict the outcome of this case. We do not believe that it is probable that the ultimate liability, if any, resulting from this litigation will have a material effect on our financial position. Accordingly, no loss contingency has been recognized within the Consolidated Financial Statements.
Oro Negro
Oro Negro, a Mexican drilling rig contractor, filed a Complaint on June 6, 2019 in the United States Bankruptcy Court, Southern District of New York, within Chapter 15 proceedings ancillary to its Mexican insolvency process. The Complaint names Seadrill and its JV partner as co-defendants along with other defendants including Oro Negro bondholders. With respect to Seadrill, the Complaint asserts claims relating to alleged tortious interference but does not seek to quantify damages. On August 26, 2019, we submitted a motion to dismiss the Complaint on technical legal grounds. Gil White, the CEO of Oro Negro responded to this motion on October 25, 2019. On January 3, 2020, Oro Negro’s foreign representative was changed to Jose Gerardo Badin Cherit. As a consequence there has been an extension to Seadrill responding to Gil White’s response in further support of its motion to dismiss until further notice. . We intend to vigorously defend against the claims Oro Negro asserts and dispute the allegations set forth in the Complaint. The costs of defending the claims against Seadrill and its JV partner are being met by the joint venture, SeaMex.
Guarantees
We have issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Guarantees in favor of customers (1)(2)(3)	215	7
Guarantees in favor of banks (4)	146	165
Guarantees in favor of suppliers	—	1
Total	361	173

(1) Guarantees to Seadrill Partners - Guarantees in favor of customers are performance guarantees provided on behalf of Seadrill Partners of $15 million (December 31, 2018 (Successor): $7 million). Guarantees in favor of suppliers includes guarantees on behalf of Seadrill Partners of nil (December 31, 2018 (Successor): $1 million). Contractual maturity from 2020-2021.
(2) Guarantees to Northern Drilling - Guarantees in favor of customers are performance guarantees provided on behalf of Northern Drilling of $150 million (December 31, 2018 (Successor): $nil). These guarantees are indemnified by Northern Drilling. Contractual maturity till 2022.
(3) Guarantees to Sonadrill - Guarantees in favor of customers are performance guarantees provided on behalf of Sonadrill of $50 million (December 31, 2018 (Successor): $nil). Contractual maturity till 2021 and remains in full force and effect until all obligations under the contract have been discharged and in any event shall terminate on the 90th day after completion of demobilization.
(4) Guarantees to Seabras Sapura - Guarantees in favor of banks are guarantees provided by a subsidiary of Seadrill Limited on behalf of Seabras Sapura Participacoes and Seabras Sapura Holdco totaling $146 million (December 31, 2018 (Successor): $165 million). Contractual maturity till 2021.
As of December 31, 2019 we have not recognized any liabilities for the above guarantees, as we do not consider it is probable for the guarantees to be called.
On March 26, 2020 we signed a joint sponsor guarantee with Fintech Investments Ltd over the senior secured debt held by SeaMex. The total amount guaranteed is up to $22 million of which we are joint and severally liable.
Other contingencies
Sevan Louisiana loss incident
In January 2019, there was a loss incident on the Sevan Louisiana related to a malfunction of its subsea equipment. As of December 31, 2019, we have incurred $19 million of costs to repair the equipment, of which $4 million has been recovered and an additional $14 million will be recoverable under our physical damage insurance.
The loss incident resulted in a period of downtime for the Sevan Louisiana. As a result, we have recovered $10 million insurance income from loss of hire of the Sevan Louisiana, covering the period until May 2019. As any further loss of hire in bringing the rig back to work in August 2019 was not readily determined as at December 31, 2019 we have not recognized the gain contingency for further amounts recoverable under the policy.